FAIR VALUE MEASUREMENTS - Plan Assets within the Fair Value Hierarchy (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	$ 4,719,489,317	$ 4,602,651,089
Subtotal Equities
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	808,974,208	829,079,428
Corporate Stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	554,966,516	557,042,541
AEP Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	254,007,692	272,036,887
Subtotal Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	3,731,155,137	3,599,670,549
Mellon Capital Small Cap Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	169,951,861	179,341,271
Mellon Capital Mid Cap Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	459,321,305	456,261,518
Mellon Capital Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	1,429,311,150	1,298,414,738
Mellon Capital International Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	690,699,519	704,972,081
Mellon Capital Aggregate Bond Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	511,889,594	521,308,895
Mellon Capital Treasury Inflation-Protected Securities Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	24,183,840	24,749,151
JPMorgan Strategic Property Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	84,071,443	68,468,634
Mellon Capital Emerging Markets Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	65,013,298	60,252,437
William Blair Large Cap Growth I
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	214,753,054
Columbia Trust Focused Large Cap Growth Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value		195,092,837
Sands Capital International Growth CIT
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	22,073,747	25,623,845
MetWest Total Return Bond Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	59,886,326	65,185,142
Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	120,451,987	101,663,935
Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	22,131,794	24,523,069
Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	36,776,191	47,714,108
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	975,138,188	987,619,486
Level 1 | Subtotal Equities
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	808,974,208	829,079,428
Level 1 | Corporate Stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	554,966,516	557,042,541
Level 1 | AEP Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	254,007,692	272,036,887
Level 1 | Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	107,255,995	86,302,881
Level 1 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	22,131,794	24,523,069
Level 1 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	36,776,191	47,714,108
Other
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	3,744,351,129	3,615,031,603
Other | Subtotal Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	3,731,155,137	3,599,670,549
Other | Mellon Capital Small Cap Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	$ 169,951,861	$ 179,341,271
Redemption Notice Period	1 day	1 day
Other | Mellon Capital Mid Cap Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	$ 459,321,305	$ 456,261,518
Redemption Notice Period	1 day	1 day
Other | Mellon Capital Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	$ 1,429,311,150	$ 1,298,414,738
Redemption Notice Period	1 day	1 day
Other | Mellon Capital International Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	$ 690,699,519	$ 704,972,081
Redemption Notice Period	1 day	1 day
Other | Mellon Capital Aggregate Bond Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	$ 511,889,594	$ 521,308,895
Redemption Notice Period	1 day	1 day
Other | Mellon Capital Treasury Inflation-Protected Securities Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	$ 24,183,840	$ 24,749,151
Redemption Notice Period	1 day	1 day
Other | JPMorgan Strategic Property Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	$ 84,071,443	$ 68,468,634
Redemption Notice Period	30 days	30 days
Other | Mellon Capital Emerging Markets Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	$ 65,013,298	$ 60,252,437
Redemption Notice Period	1 day	1 day
Other | William Blair Large Cap Growth I
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	$ 214,753,054
Redemption Notice Period	1 day
Other | Columbia Trust Focused Large Cap Growth Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value		$ 195,092,837
Redemption Notice Period		1 day
Other | Sands Capital International Growth CIT
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	$ 22,073,747	$ 25,623,845
Redemption Notice Period	1 day	1 day
Other | MetWest Total Return Bond Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	$ 59,886,326	$ 65,185,142
Redemption Notice Period	1 day	1 day
Other | Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	$ 13,195,992	$ 15,361,054
Redemption Notice Period	1 day	1 day